Share-Based Compensation	12 Months Ended
Dec. 31, 2014
Share-based Compensation [Abstract]
Share-Based Compensation
Share-Based Compensation
The Company has an equity incentive plan for employees and non-employee directors that allows for the issuance of share-based compensation in the form of stock appreciation rights, restricted stock, performance awards, incentive stock options, nonqualified stock options, deferred stock units and restricted stock units. The plan made 0.9 million shares of the Company’s common stock available for grant, with 0.5 million shares available for grant as of December 31, 2014. The Company has two employee stock purchase plans that provide for the purchase of up to 0.4 million shares of the Company’s common stock, with 0.3 million shares authorized for purchase by U.S. employees and 0.1 million shares authorized for purchase by Australian employees.
Share-Based Compensation Expense and Cash Flows
The Company’s share-based compensation expense is recorded in “Selling and administrative expenses” in the consolidated statements of operations. Cash received by the Company upon the exercise of stock options and when employees purchase stock under the employee stock purchase plans is reflected as a financing activity in the consolidated statements of cash flows. Share-based compensation expense and cash flow amounts were as follows:

	Year Ended December 31,
	2014	2013	2012
	(Dollars in millions)
Share-based compensation expense - equity classified awards	$46.1	$50.9	$45.4
Share-based compensation expense - liability classified awards	0.7	—	—
Total share-based compensation expense	46.8	50.9	45.4
Tax benefit	17.3	18.8	16.7
Share-based compensation expense, net of tax benefit	29.5	32.1	28.7
Cash received upon the exercise of stock options and from employee stock purchases	5.5	7.3	9.4
(Write-off) excess tax benefits related to share-based compensation	(8.3)	(4.5)	8.3

As of December 31, 2014, the total unrecognized compensation cost related to nonvested awards was $25.4 million, net of taxes, which is expected to be recognized over three years with a weighted-average period of 0.7 years.
Deferred Stock Units
In 2014, 2013 and 2012, the Company granted deferred stock units to each of its non-employee directors. The fair value of these units is equal to the market price of the Company’s common stock at the date of grant. These deferred stock units generally vest after one year and are settled in common stock on the specified distribution date elected by each non-employee director. Non-employee directors are also given the option to receive their total annual cash retainer in the form of additional deferred stock units (based on the fair market value of the Company's common stock on the date of grant). The additional grant of deferred stock units is subject to the same grant timing, vesting and distribution date elections as the annual equity compensation grant.
Restricted Stock Awards
The primary share-based compensation tool used by the Company for its employees is awards of restricted stock. The majority of restricted stock awards are granted in January of each year, with a lesser portion granted in the first month of the subsequent three quarters. Awards generally cliff vest after three years of service and only contain a service condition, with compensation cost recognized on a straight-line basis over the requisite service period, net of estimated forfeitures. For awards with service and performance conditions, the Company recognizes compensation cost using the graded-vesting method, net of estimated forfeitures. The fair value of restricted stock is equal to the market price of the Company’s common stock at the date of grant.
A summary of restricted stock award activity is as follows:

	Year Ended December 31, 2014	Weighted Average Grant-Date Fair Value
Nonvested at December 31, 2013	166,203	$519.00
Granted	88,738	287.85
Vested	(28,341)	863.85
Forfeited	(14,094)	376.95
Nonvested at December 31, 2014	212,506	$384.45

The total fair value of restricted stock awards granted during the years ended December 31, 2014, 2013 and 2012, was $25.5 million, $29.2 million and $44.4 million, respectively. The total fair value of restricted stock awards vested during the years ended December 31, 2014, 2013 and 2012, was $24.5 million, $13.2 million and $19.9 million, respectively.
Restricted Stock Units
In 2013, the Company began granting restricted stock units to certain senior management and non-senior management employees. One of the restricted stock unit grants contained market conditions valued utilizing a Monte Carlo simulation and was made as an inducement award for a certain senior management employee. The Monte Carlo simulation model incorporated the total stockholder return hurdles set for each grant and included the following assumptions: risk free interest rate of 1.7%; expected volatility of 48.1% and dividend yield of 1.6%. The Company grants restricted stock units to non-senior management employees who either met the Company's retirement eligibility guidelines or would meet the guidelines during the vesting period of the award. For units granted to both senior and non-senior management employees containing only service conditions, the fair value of the award is equal to the market price of the Company’s common stock at the date of grant. Units granted to non-senior management retirement-eligible employees vest quarterly. Units granted to senior management employees vest at various times (none of which exceed five years) in accordance with the underlying award agreement. Compensation cost for both senior and non-senior management employees is recognized on a straight-line basis over the requisite service period.
A summary of restricted stock unit activity is as follows:

	Year Ended December 31, 2014	Weighted Average Grant-Date Fair Value
Nonvested at December 31, 2013	19,158	$292.50
Granted	14,534	292.20
Vested	(217)	353.40
Forfeited	(335)	321.00
Nonvested at December 31, 2014	33,140	$291.60

The total fair value of restricted stock units granted during the years ended December 31, 2014 and 2013 was $4.2 million and $7.6 million, respectively. The total fair value of restricted stock units vested during the years ended December 31, 2014 and 2013 was less than $0.1 million and $0.1 million, respectively.
Stock Options
The Company’s stock option awards have been primarily limited to senior management personnel. All stock options are granted at an exercise price equal to the market price of the Company’s common stock at the date of grant. Stock options generally vest in one-third increments over a period of three years or cliff vest after three years, and expire after 10 years from the date of grant. Expense is recognized ratably over the service period, net of estimated forfeitures. Option grants are typically made in January of each year or upon hire for eligible plan participants.
The Company used the Black-Scholes option pricing model to determine the fair value of stock options. The Company utilized U.S. Treasury yields as of the grant date for its risk-free interest rate assumption, matching the U.S. Treasury yield terms to the expected life of the option. The Company utilized historical company data to develop its dividend yield, expected volatility and expected option life assumptions.
A summary of outstanding option activity under the plans is as follows:

	Year Ended December 31, 2014	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value (in millions)
Options Outstanding at December 31, 2013	153,005	$559.80	6.00	$0.5
Granted	69,628	291.60
Exercised	(2,996)	153.30
Forfeited	(18,570)	553.50
Options Outstanding at December 31, 2014	201,067	$473.55	6.39	$—
Vested and Exercisable	106,313	$603.00	4.37	$—

During the years ended December 31, 2014, 2013 and 2012, the total intrinsic value of options exercised, defined as the excess fair value of the underlying stock over the exercise price of the options, was $0.4 million, $0.9 million and $4.2 million, respectively. The weighted-average fair values of the Company’s stock options and the assumptions used in applying the Black-Scholes option pricing model were as follows:

	Year Ended December 31,
	2014	2013	2012
Weighted-average fair value	$110.70	$181.95	$278.85
Risk-free interest rate	1.7%	0.7%	0.9%
Expected option life	5 years	5 years	5 years
Expected volatility	48.4%	64.1%	64.0%
Dividend yield	1.7%	1.2%	0.6%

Performance Units
Performance units are typically granted annually in January and vest over a three-year measurement period and are primarily limited to senior management personnel. The performance units are usually subject to the achievement of goals based on the following conditions or any combination thereof: three-year stock price performance compared to both an industry peer group and a S&P index (market condition) and/or three-year return on capital or mining asset targets (performance condition). Generally, three performance unit grants are outstanding for any given year. The payouts for active grants awarded in 2012 and 2013 will be settled in the Company’s common stock. All awards granted in 2014 will be settled in the Company's common stock with the exception of a grant awarded in 2014 to a certain senior management employee, which was later modified to be settled in cash instead of the Company's common stock. At the date of the modification, the Company reclassified the award from an equity award to a liability award.  There was no incremental cost recognized since the fair value of the modified liability award at the modification date was less than the grant-date fair value of the original equity award. To the extent that the fair value of the modified liability award may exceed the recognized compensation cost associated with the grant-date fair value of the original equity award in the future, changes in the liability award’s fair value will be recognized as compensation cost prospectively.
A summary of performance unit activity is as follows:

	Year Ended December 31, 2014	Weighted Average Remaining Contractual Life
Nonvested at December 31, 2013	30,888	1.6
Granted	42,961
Forfeited	(13,787)
Vested	(10,051)
Nonvested at December 31, 2014	50,011	1.5

As of December 31, 2014, there were 10,051 performance units vested that had an aggregate intrinsic value of $0.2 million and a conversion price per share of $119.70.
The performance condition awards were valued utilizing the grant date fair values of the Company’s stock adjusted for dividends foregone during the vesting period. The market condition awards were valued utilizing a Monte Carlo simulation which incorporates the total stockholder return hurdles set for each grant. The assumptions used in the valuations for grants were as follows:

	Year Ended December 31,
	2014	2013	2012
Risk-free interest rate	0.8%	0.4%	0.4%
Expected volatility	45.3%	47.3%	52.8%
Dividend yield	1.7%	1.4%	0.6%

Employee Stock Purchase Plans
The Company’s eligible full-time and part-time employees are able to contribute up to 15% of their base compensation into the employee stock purchase plans, subject to an annual limit of $25,000 per person. Employees are able to purchase Company common stock at a 15% discount to the lower of the fair market value of the Company’s common stock on the initial or final trading dates of each six-month offering period. Offering periods begin on January 1 and July 1 of each year. The Company uses the Black-Scholes option pricing model to determine the fair value of employee stock purchase plan share-based payments. The fair value of the six-month “look-back” option in the Company’s employee stock purchase plans is estimated by adding the fair value of 0.15 of one share of stock to the fair value of 0.85 of an option on one share of stock. The Company utilized U.S. Treasury yields as of the grant date for its risk-free interest rate assumption, matching the Treasury yield terms to the six-month offering period. The Company utilized historical company data to develop its dividend yield and expected volatility assumptions.
Shares purchased under the plans were less than 0.1 million for each of the years ended December 31, 2014, 2013 and 2012.